Summary Prospectus	December 20, 2019, as revised May 29, 2020
Invesco Equally-Weighted S&P 500 Fund
Class: A (VADAX), C (VADCX), R (VADRX), Y (VADDX), R6 (VADFX)
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus dated December 20, 2019, as revised May 29, 2020 and statement of additional information dated December 20, 2019 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y and Class R6 shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None
...
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None
...

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R6
Management Fees	0.11%	0.11%	0.11%	0.11%	0.11%
...
Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None
...
Other Expenses	0.16	0.16	0.16	0.16	0.05
...
Total Annual Fund Operating Expenses	0.52	1.27	0.77	0.27	0.16
...
1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1                                 Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$600	$708	$825	$1,167
...
Class C	$229	$403	$697	$1,534
...
Class R	$79	$246	$428	$954
...
Class Y	$28	$87	$152	$343
...
Class R6	$16	$52	$90	$205
...
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$600	$708	$825	$1,167
...
Class C	$129	$403	$697	$1,534
...
Class R	$79	$246	$428	$954
...
Class Y	$28	$87	$152	$343
...
Class R6	$16	$52	$90	$205
...
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the S&P® 500 Equal Weight Index (the Underlying Index). The Underlying Index is an equally weighted version of the S&P 500® Index (the S&P 500 Index), which is a well-known stock market index that includes common stocks of 500 companies. The Underlying Index assigns each common stock included in the S&P 500 Index an equal weight at each rebalance. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Underlying Index’s value.
The Fund does not utilize an investment strategy that attempts to outperform the Underlying Index. Rather, the Fund utilizes an indexing approach, which may eliminate the chance that the Fund will substantially outperform the Underlying Index, but it may also reduce some of the risk of active management.
The Underlying Index is typically rebalanced quarterly and constituent changes are incorporated in the Underlying Index as and when they are made to the S&P 500 Index. The Fund’s portfolio managers, will generally adjust the Fund’s investment securities to correspond with changes made to the Underlying Index.
Buy and sell decisions for the Fund are a function of changes in the Underlying Index rather than independent decisions made by the investment team.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to seek exposure to certain companies, or groups of companies, within the Underlying Index.
Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the Fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the Fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the Fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the Fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the Fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Indexing Risk. The Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Fund’s portfolio. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Underlying Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares. As such, the Fund will be negatively affected by declines in the securities represented by the Underlying Index. Also, there is no guarantee that the Adviser will be able to correlate the Fund’s performance with that of the Underlying Index. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund and Morgan Stanley Equally-Weighted S&P 500 Fund (the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s and the predecessor fund’s performance to that of a broad-based securities market benchmark, a style-specific benchmark
2                                 Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund (in that order). For more information on the benchmarks used see the “Benchmark Descriptions” section of the prospectus. The Fund’s and the predecessor fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class A, Class C, Class R, Class W and Class I shares of the predecessor fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. Class A, Class C, Class R, Class W and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of the Fund on June 1, 2010. The returns for Class R6 shares shown prior to September 24, 2012 are those of the Class A shares of the Fund and, prior to June 1, 2010, are those of the predecessor fund. Class A, Class C, Class R and Class Y shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R6 shares’ returns of the Fund will be different from Class A returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended September 30, 2019): 19.66%
Best Quarter (ended June 30, 2009): 24.48%
Worst Quarter (ended September 30, 2011): -17.88%
Average Annual Total Returns (for the periods ended December 31, 2018)
	1 Year	5 Years	10 Years
Class A shares: Inception (7/28/1997)
Return Before Taxes	-13.16%	5.34%	13.57%
Return After Taxes on Distributions	-14.52	4.50	12.87
Return After Taxes on Distributions and Sale of Fund Shares	-6.88	4.07	11.33
...
Class C shares: Inception (7/28/1997)	-9.62	5.77	13.38
...
Class R shares: Inception (3/31/2008)	-8.33	6.27	13.93
...
Class Y shares: Inception (7/28/1997)	-7.87	6.80	14.50
...
Class R6 shares[1]: Inception (9/24/2012)	-7.78	6.93	14.46
...
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-4.38	8.49	13.12
...
S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	-7.64	7.14	14.95
...
Lipper Multi-Cap Core Funds Index	-7.72	6.25	12.33
...
1	Class R6 shares’ performance shown prior to inception is that of the Fund’s and the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Anthony Munchak	Portfolio Manager	2010
...
Glen Murphy	Portfolio Manager	2010
...
Francis Orlando	Portfolio Manager	2010
...
Daniel Tsai	Portfolio Manager	2010
...
Effective July 13, 2020, Invesco Capital Management LLC will assume responsibility for the day-to-day management of the Fund's portfolio. Accordingly, effective July 13, 2020, the following replaces the above section titled “Management of the Fund”:
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Capital Management LLC
Portfolio Managers	Title	Length of Service on the Fund
Peter Hubbard	Portfolio Manager	2020
...
Michael Jeanette	Portfolio Manager	2020
...
Tony Seisser	Portfolio Manager	2020
...
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-959-4246. Shares of the Fund, other than Class R6  shares, may also be purchased, redeemed or exchanged on any business day through our website at www.invesco.com/us or by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
...
Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None
...
IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25
...
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
...
IRAs and Coverdell ESAs	250	25
...
All other accounts	1,000	50
...
With respect to Class R6 shares, there is no minimum initial investment for Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.
For all other institutional investors purchasing Class R6 shares, the minimum initial investment is $1 million, unless such investment is made by (i) an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, or (ii) an account established with a 529 college savings plan managed by Invesco, in which case there is no minimum initial investment.
There are no minimum investment amounts for Class R6 shares held through retail omnibus accounts maintained by an intermediary, such as a broker, that (i) generally charges an asset-based fee or commission in addition to those described in this prospectus, and (ii) maintains Class R6 shares and makes them available to retail investors.
3                                 Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan, 529 college savings plan or individual retirement account. Any distributions from a 401(k) plan or individual retirement account may be taxed as ordinary income when withdrawn from such plan or account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.
4                                 Invesco Equally-Weighted S&P 500 Fund
invesco.com/usMS-EWSP-SUMPRO-1